UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File number: 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Boulevard, Suite 230, St. Louis, MO 63141

(Address of principal executive offices) (Zip code)

John Swhear

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 314-725-6161

Date of fiscal year end: 8/31

Date of reporting period: 07/01/07 - 06/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company Fund/Fund Family Name:              Sparrow Funds

Date of Fiscal Year End:	8/31

Date of Reporting Period: July 1, 2007 – June 30, 2008

Security Name	Ticker	Security ID/CUSIP	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management

Allied Irish Banks, P.L.C.	AIB	019228402	4/22/2008	To receive the report and accounts	M	Yes	For	For
				To declare the final dividend	M	Yes	For	For
				For All Directors	M	Yes	For	For
				To authorise the Directors to determine the remuneration of the auditor	M	Yes	For	For
				To renew authority for the company to make market purchases of the Company's shares	M	Yes	For	For
				To set the price range for the off-market re-issue of treasury shares	M	Yes	For	For
				To renew the Director's authority to allot shares for cash on a non-pre-emptive basis	M	Yes	For	For
				To authorise the Company to convey information by electronic means	M	Yes	For	For
				To amend the articles of association	M	Yes	For	For
				To appoint Mr. Niall Murphy a Director	S	Yes	Against	For
Anixter International	AXE	035290105	5/13/2008	For All Directors	M	Yes	For	For
				Ratification of Ernst & Young LLP as independent auditors	M	Yes	For	For
Atwood Oceanics	ATW	050095108	2/14/2008	For All Directors	M	Yes	For	For
				To approve Amendment No 1 to the Atwood Oceanics, Inc. 2007 Long-Term Incentive Plan as described in the proxy statement	M	Yes	For	For

To approve amendment No. 1 to our amended and restated certificate of formation to increase the authorized shares of common stock of the company from 50,000,000 shares to 90,000,000 shares as described in the proxy statement

					M	Yes	For	For
				To ratify our early election to be governed by the Texas Busienss Organizations Code	M	Yes	For	For
Bank of America	BAC	060505104	4/23/2008	For All Directors	M	Yes	For	For
				Ratification of the independent registered public accounting firm for 2008	M	Yes	For	For
				Proposal regarding stock options	S	Yes	Against	For
				Proposal regarding Advisory vote on Executive Compensation	S	Yes	Against	For
				Proposal regarding determination of CEO Compensation	S	Yes	Against	For
				Proposal regarding cumulative voting	S	Yes	Against	For
				Proposal regadring an Independent Board Chairman	S	Yes	Against	For
				Proposal regarding Special Shareholder Meetings	S	Yes	Against	For
				Proposal regarding equator principles	S	Yes	Against	For
				Proposal regarding human rights	S	Yes	Against	For
BHP Billiton Ltd	BHP	088606108	11/28/2007	To Receive the 2007 Financial Statements and Reports for BHP Billiton PLC	M	Yes	For	For
				To Receive the 2007 Financial Statements and Reports for BHP Billiton Ltd.	M	Yes	For	For
				To re-elect Mr D A Crawford as a Director of BHP Billiton Plc	M	Yes	For	For
				To re-elect Mr D A Crawford as a Director of BHP Billiton Ltd.	M	Yes	For	For
				To re-elect Mr D R Argus as a Director of BHP Billiton Plc	M	Yes	For	For
				To re-elect Mr D R Argus as a Director of BHP Billiton Ltd	M	Yes	For	For

To re-elect Mr C A S Cordeiro as a Director of BHP Billiton Plc.	M	Yes	For	For
To re-elect Mr C A S Cordeiro as a Director of BHP Billiton Ltd.	M	Yes	For	For
To re-elect the Hon E G de Planque as a Director of BHP Billiton Plc.	M	Yes	For	For
To re-elect the Hon E G de Planque as a Director of BHP Billiton Ltd.	M	Yes	For	For
To re-elect Dr D A L Jenkins as a Director of BHP Billiton Plc.	M	Yes	For	For
To re-elect Dr D A L Jenkins as a Director of BHP Billiton Ltd.	M	Yes	For	For
To reappoint KPMG Audit Plc as the auditor of BHP Billiton Plc	M	Yes	For	For
To renew the general authority to allot shares in BHP Billiton Plc.	M	Yes	For	For
To renew the disapplication of pre-emption rights in BHP Billiton Plc.	M	Yes	For	For
To approve the repurchase of shares in BHP Billiton Plc.	M	Yes	For	For

To approve the cancellation of shares in BHP Billiton Plc held by BHP Billiton Ltd on each of the following dates: 31 December, 2007; 15 February, 2008; 30 April, 2008; 31 May, 2008; 15 June, 2008; 31 July, 2008; 15 September, 2008; 30 November, 2008

	M	Yes	For	For
To approve the 2007 remuneration report	M	Yes	For	For
To approve the grant of awards to Mr M J Kloppers under the GIS and the LTIP.	M	Yes	For	For
To approve the grant of awards to Mr C W Goodyear under the GIS.	M	Yes	For	For
To approve the amendment to the Articles of Association to BHP Billiton Plc	M	Yes	For	For
To approve the amendment to the Constitution of BHP Billiton Ltd.	M	Yes	For	For

Chicago Bridge & Iron Company	CBI	167250109	5/8/2008	For All Directors	M	Yes	For	For

To authorize teh preparation of the Annual Accoutns of the Company and the Annual Report in the English language and to adopt the Dutch Statutory Annual Accounts of the Company for the year ended December 31, 2007

					M	Yes	For	For
				To discharge the sole member of the Management Board from liability in respect of the exercise of its duties during the year ended December 31, 2007	M	Yes	For	For
				To discharge the members of the Supervisory Board from liability in respect of the exercise of its duties during the year ended December 31, 2007	M	Yes	For	For
				To approve the final dividend for the year ended December 31, 2007	M	Yes	For	For
				To approve the extension of the authority of the Management Board to repurchase up to 10% of the issued share capital of the Company	M	Yes	For	For
				To appoint Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2008	M	Yes	For	For
				To approve the amendment of the Articles of Association to permit record dates up to 30 days prior to the date of a shareholder meeting	M	Yes	For	For
				To approve the amendment of the 1999 Long-Term Incentive Plan	M	Yes	For	For

To approve the extension of the authority of the Supervisory Board to issue and/or grant righst to acquire shares *including options to subsribe for share) and to limit or exclude the preemptive rights of shareholders of the Company until May 8, 2013.

					M	Yes	For	For
				To approve the compensation of the Supervisory Board member who serves as the non-execuribe chairman	M	Yes	For	For
Central European Distribution Corp.	CEDC	153435102	5/1/2008	For All Directors	M	Yes	For	For

				For ratification of the appointment of PriceWaterhouseCoopers as the company's independent auditors for the fiscal year 2008.	M	Yes	For	For
Church & Dwight Co	CHD	171340102	5/1/2008	For All Directors	M	Yes	For	For
				Approval of an amendment to Church & Dwight's restated certificate of incorporation to increase the authorized common stock from 150 million shares to 300 million shares	M	Yes	For	For
				Approval of the Church & Dwight Co., Inc. Omnibus Equity Compensation Plan	M	Yes	For	For
				Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm to audit the Church & Dwight Co., Inc. 2008 Consolidated Financial Statements.	M	Yes	For	For
Chesapeake Energy	CHK	165167107	6/6/2008	For All Directors	M	Yes	For	For
				To approve an amendment to our long term incentive plan	M	Yes	For	For
				To ratify the appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm for the fiscal year ended December 31, 2008	M	Yes	For	For
				To consider a shareholder proposal, If properly presented at the meeting	S	Yes	Against	For
China Mobile	CHL	16941M109	5/8/2008	To receive and consider the audited financial statements and the reports of the directors and auditors	M	Yes	For	For
				To delare an ordinary final dividend for the year ended 31 December 2007	M	Yes	For	For
				To delcare a special final dividend for the year ended 31 December 2007	M	Yes	For	For
				For All Directors	M	Yes	For	For
				To re-appoint Messrs. KPMG as auditors and to authorize the directors to fix their remuneration	M	Yes	For	For
				To give a general mandate to the directors to repurchase shares in the company	M	Yes	For	For

				To give a general mandate to the directors to issue, allot and deal with additional shares in the company not exceeding 20% of the aggregate nominal amount of the existing issued share capital	M	Yes	For	For
				To extend the general madate granted to the directors to issue, allot and deal wiht shares by the number of shares repurchased.	M	Yes	For	For
Clarcor, Inc	CLC	179895107	3/31/2008	For All Directors	M	Yes	For	For
				Ratification of the appointment of PriceWaterhouseCoopers LLP as the independent auditors of the company	M	Yes	For	For
E.ON AG	EONGY	268780103	4/30/2008	Appropriation of balance sheet profits from the 2007 financial year	M	Yes	For	For
				Discharge of the Board of Management for the 2007 financial year	M	Yes	For	For
				Discharge of the Supervisory Board for the 2007 financial year	M	Yes	For	For
				For All Directors	M	Yes	For	For
				Election of PriceWaterhouseCoopers AG as the auditor for the annual as well as the consolidated financial statements for the 2008 financial year.	M	Yes	For	For
				Election of PriceWaterhouseCoopers AG as the auditor for the inspection of the abbreviated financial statements and the interim management report for the first half of the 2008 financial year	M	Yes	For	For
				Authorization for the acquisition and use of treasury shares	M	Yes	For	For
				Change from bearer to registered shares and related amendments of the Articles of Association	M	Yes	For	For
				Transmission of information by means of telecommunication	M	Yes	For	For
				Remuneration of the Supervisory Board	M	Yes	For	For
				Chairmanship in the General Meeting	M	Yes	For	For

				Approval of the control and profit and loss transfer agreement between the Company and E.ON Funfzehnte Verwaltungs GmbH	M	Yes	For	For
				Approval of the control and profit and loss transfer agreement between the Company and E.ON Sechzehnte Verwaltungs GmbH	M	Yes	For	For
Goldman Sachs Group, Inc.	GS	38141G104	4/10/2008	For All Directors	M	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers LLp as our independent auditors for our 2008 fiscal year	M	Yes	For	For
				Proposal regarding stock options	S	Yes	Against	For
				Proposal regarding an advisory vote on executive compensation	S	Yes	Against	For
				Proposal requesting a sustainability report	S	Yes	Against	For
Genessee & Wyoming Inc	GWR	371559105	5/28/2008	For All Directors	M	Yes	For	For
				Proposal to ratify the selection of PriceWaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2008	M	Yes	For	For
Johnson Controls, Inc	JCI	478366107	1/23/2008	For All Directors	M	Yes	For	For
				Ratification of PriceWaterhouseCoopers as independent Auditors for 2008	M	Yes	For	For
China Life Insurance Company	LFC	16939P106	5/28/2008	To consider and approve the report of the Board of Directors of the company for the year 2007	M	Yes	For	For
				To consider and approve the report of the supervisory committee of the company for the year 2007	M	Yes	For	For
				To consider and approve the audited financial statements of the company and the auditors' report for the year 2007	M	Yes	For	For
				To consider and approve the profit distribution and cash dividend distribution plan of the company for the year 2007	M	Yes	For	For

				To consider the interim management measures on remuneration of directors, supervisors and senior management officers	M	Yes	For	For
				To consider and approve the remuneration of directors and supervisors of the company.	M	Yes	For	For
				To consider the re-appointment of PriceWaterhouseCoopers Zhong Tian CPA as Auditor of the company	M	Yes	For	For
				To consider and approve the continued donations to the China Life Charity Fund	M	Yes	For	For
				To review the duty report of the independent directors for the year 2007	M	Yes	For	For
				To review the report on the status of connected transactions and execution of connected transactions management systems	M	Yes	For	For

To grant a general mandate to the board to allot, issue and deal with new domestic shares and new H shares provided that the respective number of shares shall not exceed 20% of the domestic shares or H shares

					M	Yes	For	For
Landstar System, Inc.	LSTR	515098101	5/1/2008	For All Directors	M	Yes	For	For
				Ratification of the appointment of KMPG LLP as the company's independent registered public accounting firm for fiscal year 2008	M	Yes	For	For
M.D.C. Holdings, Inc.	MDC	552676108	4/29/2008	For All Directors	M	Yes	For	For
				To approve the M.D.C. Holdings, Inc. Amended executive officer performance-based compensation plan	M	Yes	For	For
				To approve a plan amendment to authorize stock option repricing and an exchange program to reprice stock options held by company employees.	M	Yes	For	For
				To approve a plan amendment to reprice stock options held by the company's independent directors and implement a restrictive exercisability period	M	Yes	For	For
				Proposal concerning establishment of a new compliance committee and review of regulatory, litigation and compliance risks.	S	Yes	Against	For

				To approve the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the 2008 fiscal year.	M	Yes	For	For
Mcgraw Hill Companies, Inc	MHP	580645109	4/30/2008	For All Directors	M	Yes	For	For
				Ratification of the appointment of independent registered public accounting firm for 2008.	M	Yes	For	For
				Proposal regarding the annual election of each director	S	Yes	Against	For
				Proposal requesting adoption of a simple majority vote	S	Yes	Against	For
Altria Group, Inc	MO	02209S103	5/28/2008	For All Directors	M	Yes	For	For
				Ratification of the selection of Independent Auditors	M	Yes	For	For
				Shareholder say on Executive Pay	S	Yes	Against	For
				Cumulative Voting	S	Yes	Against	For
				Apply Globally practices demanded by the master settlement agreement	S	Yes	Against	For
				Stop Youth-Oriented Ad Campaigns	S	Yes	Against	For
				"Two Cigarette" Approach to Marketing	S	Yes	Against	For
				Endorse Health Care Principles	S	Yes	Against	For
Nike, Inc.	NKE	654106103	9/17/2007	For All Directors	M	Yes	For	For
				To approve the Extension of and Amendments to the Nike, Inc Long-Term Incentive Plan	M	Yes	For	For
				To Ratify the appointment of PriceWaterhouseCoopers LLP as Independent Registered Public Account Firm	M	Yes	For	For
Occidental Petroleum Corporation	OXY	674599105	5/2/2008	For All Directors	M	Yes	For	For
				Ratification of selection of KPMG as independent auditors	M	Yes	For	For
				Scientific report on global warming	S	Yes	Against	For
				Advisory vote on executive compensation	S	Yes	Against	For
				Independence of compensation consultants	S	Yes	Against	For

				Pay-for-superior performance principle	S	Yes	Against	For
				Special Shareholder meetings	S	Yes	Against	For
Petroleo Brasileiro S.A	PBR	71654V408	4/4/2008	Management Report and Financial Statements, together with the audit committee's report for the fiscal year ending on December 31, 2007	M	Yes	For	For
				2008 Fiscal Year Capital Budget	M	Yes	For	For
				2007 Fiscal Year result appropriation	M	Yes	For	For
				Election of the members of the board of directors	M	Yes	For	For
				Election of the president of the board of directors	M	Yes	For	For
				Election of the members of the audit committee and their respective substitutes	M	Yes	For	For
				Determination of the managers' wages, including their profit participation, pursuant to articles 41 and 56 of the articles of incorporation, as well as that of the full members of the audit committee.	M	Yes	For	For

Capital Stock increase via the incorporation of part of the capital reserves and of profit reserves, for a total R$26,323 Million, increasing the capital stock from R$52,644 Million to R$78967 Million, without changing the number of ordinary and preferred hsares

					M	Yes	For	For
Petroleo Brasileiro S.A	PBR	71654V408	6/9/2008

To approve the disposal of the subsidiary of Petrobras, Dapean Participacoes S.A., by means of the merger into this company of fasciatus participacoes S.A., a transaction inserted in the sphere of the investment agreement enetered into among Petrobras, petrobras Quimica S.A. - Petroquisa and Unipar-Uniao de Industrias Petroquimicas S.A., for the creation of a petrochemical company , according to a material fact of November 30, 2007.

					M	Yes	For	For
Pepsico	PEP	713448108	5/7/2008	For All Directors	M	Yes	For	For
				Approval of Independent Registered Public Accountants	M	Yes	For	For
				Beverage Container Recycling Report	S	Yes	Against	For
				Genetically Engineered Products Report	S	Yes	Against	For
				Right to Water Policy	S	Yes	Against	For

				Global Warming Report	S	Yes	Against	For
				Advisory Vote on Compensation	S	Yes	Against	For
Royal Dutch Shell PLC	RDSA	780259206	5/20/2008	Adoption of annual report and accounts	M	Yes	For	For
				Approval of remuneration report	M	Yes	For	For
				Election of Dr. Josef Ackermann as a director of the company	M	Yes	For	For
				Re-election of Sir Peter Job as a director of the company	M	Yes	For	For
				Re-election of Lawrence Ricciardi as a director of the company	M	Yes	For	For
				Re-Election of Peter Voser as a director of the company	M	Yes	For	For
				Re-Appointment of auditors	M	Yes	For	For
				Remuneration of Auditors	M	Yes	For	For
				Authority to allot shares	M	Yes	For	For
				Disapplication of Pre-emption rights	M	Yes	For	For
				Authority to purchase own shares	M	Yes	For	For
				Authority for certain donations and expenditures	M	Yes	For	For
				Amendments to long-term incentive plan	M	Yes	For	For
				Amendments to restricted share plan	M	Yes	For	For
				Adoption of new articles of association	M	Yes	For	For
Companhia vale Do Rio Doce	RIO	204412209	4/29/2008	Appreication of the managements' report and analysis, discussion and vote on the financial statements for the fiscal year ending December 31, 2007	M	Yes	For	For
				Proposal for the destination of profits of the said fiscal year and approval of the investment budget for the company	M	Yes	For	For
				Appointment of the members of the fiscal council	M	Yes	For	For
				Establishment of the remuneration of the senior management and fiscal council members	M	Yes	For	For

				The Approval for the protocol and justification of merger of Ferro Gusa Carajas S.A., a wholly owned subsidiary of the company, pursuant to articles 224 and 225 of the Brazilian Corporate Law	M	Yes	For	For
				To ratify the appointment of Deloitte & Touch Tohmatsu Auitores Independentes, the experts hired to appraise the value of the company to be merged.	M	Yes	For	For
				To decide on the appraisal report, prepared by the expert appraisers.	M	Yes	For	For
				The approval for the merger of Ferro Gusa Carajas S.A. without a capital increase or the issuance of new shares by the company	M	Yes	For	For
Stancorp Financial Group	SFG	852891100	5/5/2008	For All Directors	M	Yes	For	For
				Proposal to ratify appointment of independent registered public accounting firm	M	Yes	For	For
				Proposal to approve amendments to the amended 2002 stock incentive plan	M	Yes	For	For
				Proposal to approve the amended and restated shareholder rights plan	M	Yes	For	For
Stericycle, Inc	SRCL	858912108	5/29/2008	For All Directors	M	Yes	For	For
				Approval of proposal to the company's 2008 incentive stock plan	M	Yes	For	For
				Ratification of appointment of Ernst & Young LLP as the company's independent public accountants for the year ending December 31, 2008	M	Yes	For	For
Sysco Corporation	SYY	871829107	11/9/2007	To Elect Director to serve until the Annual Meeting of Stockholders in 2010: John M. Cassaday	M	Yes	For	For
				To Elect Director to serve until the annual meeting of stockholders in 2010: Manuel A. Fernandez	M	Yes	For	For
				To Elect Director to serve until the annual meeting of Stockholders in 2010: Jackie M. Ward	M	Yes	For	For
				To Approve the 2007 Stock Incentive Plan	M	Yes	For	For

To Approve the amended and restated Sysco Corporation 1974 Emplyees' stock purchase plan to (a) reserve 6,000,000 additional shares of sysco corporation common stock for issuance under such plan and (b) provide that, with respect to sysco's foreign subsidiaries, all as more fully described in the proxy statement

					M	Yes	For	For
				To ratify the appointment of Ernst & Young LLP as Sysco's Independent Accountants for Fiscal 2008.	M	Yes	For	For
AT&T Inc	T	00206R102	4/25/2008	For All Directors	M	Yes	For	For
				Ratification of Appointment of Independent auditors	M	Yes	For	For
				Report on Political Contributions	S	Yes	Against	For
				Pension credit policy	S	Yes	Against	For
				Lead independent director bylaw	S	Yes	Against	For
				SERP policy	S	Yes	Against	For
				Advisory note on compensation	S	Yes	Against	For
Total S.A	TOT	89151E109	5/16/2008	Approval of Parent Company Financial Statements	M	Yes	For	For
				Approval of consolidated financial statements	M	Yes	For	For
				Allocation of earnings, declaration of dividend	M	Yes	For	For
				Agreements covered by Article I. 225-38 of the French Commercial Code	M	Yes	For	For
				Commitments under Article I 225-442-1 of the French Commercial Code concerning Mr. Thierry Desmarest	M	Yes	For	For
				Commitments under Article I 225-442-1 of the French Commercial Code concerning Mr. Christophe de Margerie	M	Yes	For	For
				Authorization for the Board of Directors to trade shares of the Company	M	Yes	For	For
				Renewal of the appointment of Mr. Paul Desmarais Jr as a Director	M	Yes	For	For
				Renewal of the appointment of Mr. Bertrand Jacquillat as a Director	M	Yes	For	For
				Reneewal of the appointment of Lord Peter Levene of Portsoken as a Director	M	Yes	For	For
				Appointment of Mrs. Patricia Barbizet as a Director	M	Yes	For	For
				Appointment of Mr. Claude Mandi as a Director	M	Yes	For	For

Delegation of authority granted to the Board of directors to increase share capital by issuing common shares of any securities providing access to share capital while maintining shareholders' preferential subscription rights or by capitalizing premiums, reserves, surpluses or other line items

					M	Yes	For	For

Delegation of authority granted to the Board of Directors to increase share capital by issuing common shares or any securities providing access to share capital without preferential subscription rights

					M	Yes	For	For

Delegation of power granted to the Board of Directors to increase share capital by issuing common shares or any securities providing access to share capital , in payment of secruties that would be contributed to the company.

					M	Yes	For	For
				Delegation of authority granted to the Board of Directors to increase share capital under the conditions provided for in Article 443-5 of the French Labor Code	M	Yes	For	For
				Authorization for the Board of Directors to grant restricted shares of the Company to Group employees and to executive officers of the Company or of Group Companies	M	Yes	For	For
				Removal of Mr. Antoine Jeancourt-Gulignani for his Directorship	S	Yes	Against	For

Addition to a final last paragraph to Article 122 of the Company's Articles of Association to ensure that statistics are published identifying by name the directors in attendance at meetings of the Board of Directors and its committees

					S	Yes	Against	For
				Authoization to grant restricted shares of the Company to all employees of the Group	S	Yes	Against	For
United Technologies Corporation	UTX	913017109	4/9/2008	For All Directors	M	Yes	For	For
				Appointment of independent auditors	M	Yes	For	For
				Approval of amendment to the 2005 long-term incentive plan	M	Yes	For	For
				Principles for healthcare reform	S	Yes	Against	For

				Global set of corporate standards	S	Yes	Against	For
				Pay-for-superior performance	S	Yes	Against	For
				Offsets for foreign military sales	S	Yes	Against	For
World Acceptance Corporation	WRLD	981419104	8/1/2007	For All Directors	M	Yes	For	For
				Proposal to ratify the selection of KPMG LLP as the company's independent registered public accounting firm	M	Yes	For	For
Wolverine Worldwide	WWW	978097103	4/17/2008	For All Directors	M	Yes	For	For
				Proposal to ratify the appointment of Ernst & Young LLP as Independent auditors for the current fiscal Year	M	Yes	For	For
William Wrigley Jr Company	WWY	982526105	3/12/2008	Election of Director: John Rau	M	Yes	For	For
				Election of Director: Richard K Smucker	M	Yes	For	For
				Election of director: William Wrigley, Jr	M	Yes	For	For
				To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2008	M	Yes	For	For
Dentsply International Inc.	XRAY	249030107	5/13/2008	For All Directors	M	Yes	For	For
				Proposal to ratify the appointmnet of PriceWaterhouseCoopers LLP, Independent accountants, to audit the books and accounts of the company for the year ending December 31, 2008	M	Yes	For	For
				Propsal requesting the board of directors to issue a sustainability report to stockholders by Setpember 1, 2008	S	Yes	Against	For
XTO Energy Inc.	XTO	98385X106	5/20/2008	For All Directors	M	Yes	For	For
				Approval of 2004 Stock Incentive plan as amended and restated as of May 20, 2008	M	Yes	For	For
				Ratification of the appointment of KPMG LLP as the company's independent auditor for 2008	M	Yes	For	For
				Stockholder proposal to declassify the Board of Directors	S	Yes	Against	For

                     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By:	/s/ Gerry Sparrow

                    Gerry Sparrow, President

Date:August 7, 2008